Property and Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

8. Property and Equipment, Net

Property and equipment as of December 31, 2015 and 2016 consist of the following:

	2015		2016
	(In millions of Korean Won)
Computer and equipment	~~W~~	6,413	~~W~~	5,072
Furniture and fixtures		1,750		1,714
Capital lease assets		1,429		1,465
Leasehold improvements		964		1,006
Software externally-purchased		10,506		10,527

		21,062		19,784
Less accumulated depreciation		(20,180)		(19,191)

	~~W~~	882	~~W~~	593

Depreciation expenses for the years ended December 31, 2014, 2015 and 2016 were ~~W~~1,578 million, ~~W~~765 million and ~~W~~471 million, respectively.